Label	Element	Value
AB BOND FUND, INC. | AB High Yield Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AB High Yield Portfolio (formerly AB FlexFeeTM High Yield Portfolio)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek to maximize total return consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AB Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds—Sales Charge Reduction Programs for Class A Shares on page 65 of this Prospectus, in Appendix C—Financial Intermediary Waivers of this Prospectus and in Purchase of Shares—Sales Charge Reduction Programs for Class A Shares on page 134 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the fiscal year ended December 31, 2020, the Fund’s portfolio turnover rate was 75% of the average value of its portfolio. During the 10-month period ended October 31, 2021, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge, or CDSC, which may be subject to waiver in certain circumstances.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AB Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current Management Fees. For more information see “Bar Chart and Performance Information” below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that any fee waiver and/or expense limitation is in effect through the date indicated above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
80% Investment Policy (effective through April 10, 2022): At least 80% of the Fund’s net assets will under normal circumstances be invested in fixed-income securities rated Ba1 or lower by Moody’s Investors Service (“Moody’s”) or BB+ or lower by S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”) (commonly known as “junk bonds”), unrated securities considered by the Adviser to be of comparable quality, and related derivatives.
80% Investment Policy (effective on April 11, 2022): The Fund invests, under normal circumstances, at least 80% of its net assets in fixed-income securities rated Ba1 or lower by Moody’s Investors Service (“Moody’s”), or BB+ or lower by S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or the equivalent by any nationally recognized statistical rating organization (“NRSRO”) (commonly known as “junk bonds”); unrated securities considered by the Adviser to be of comparable quality; and related derivatives.
The Fund may invest in fixed-income securities with a range of maturities from short- to long-term. The Fund may also invest in equity securities.
In selecting securities for purchase or sale by the Fund, the Adviser attempts to take advantage of inefficiencies that it believes exist in the global debt markets. These inefficiencies arise from investor behavior, market complexity, and the investment limitations to which investors are subject. The Adviser combines quantitative analysis with fundamental credit and economic research in seeking to exploit these inefficiencies.
The Fund will most often invest in securities of U.S. issuers, but may also purchase fixed-income securities of foreign issuers, including securities denominated in foreign currencies and securities of emerging market issuers. The Adviser may or may not hedge any foreign currency exposure through the use of currency-related derivatives.
The Fund expects to use derivatives, such as options, futures contracts, forwards and swaps, to a significant extent, subject to the limits of applicable law. Derivatives may provide a more efficient and economical exposure to market segments than direct investments, and may also be a more efficient way to alter the Fund’s exposure. The Fund may, for example, use credit default and interest rate swaps to gain exposure to the fixed-income markets or particular fixed-income securities and, as noted above, may use currency-related derivatives. The Adviser may use derivatives to effectively leverage the Fund by creating aggregate market exposure substantially in excess of the Fund’s net assets.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•
Market Risk: The value of the Fund’s assets will fluctuate as the bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), that affect large portions of the market.

•
Interest Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. The current historically low interest rate environment heightens the risks associated with rising interest rates.

•
Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

•
Below Investment Grade Securities Risk: Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments and negative perceptions of the junk bond market generally and may be more difficult to trade than other types of securities.

•
Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to the full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

•
Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

•
Derivatives Risk: Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

•
Leverage Risk: To the extent the Fund uses leveraging techniques, its net asset value, or NAV, may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund’s investments.

•
Foreign (Non-U.S.) Risk: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

•
Emerging Market Risk: Investments in emerging market countries may have more risk because the markets are less developed and less liquid and are subject to increased economic, political, regulatory or other uncertainties.

•
Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments in fixed-income securities denominated in foreign currencies or reduce the Fund’s returns.

•
Illiquid Investments Risk: Illiquid investments risk exists when certain investments become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

•
Management Risk: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

As with all investments, you may lose money by investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

•	how the Fund’s performance changed from year to year over ten years; and
•	how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.
You may obtain updated performance information on the website at www.abfunds.com (click on “Investments—Mutual Funds”).
The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Performance information prior to July 26, 2016 shown below reflects the historical performance of the AB High-Yield Portfolio, a series of The AB Pooling Portfolios (the “Accounting Survivor”). Upon completion of a reorganization of the Accounting Survivor into the Fund on July 26, 2016 (the “Reorganization”), Class Z shares of the Fund assumed the performance and financial history of the Accounting Survivor. Because the Fund has higher expenses than the Accounting Survivor had, the Accounting Survivor’s performance would have been lower than that shown had it operated with the Fund’s current expense levels. At the time of the Reorganization, the Accounting Survivor and the Fund had substantially similar investment objectives and strategies.
From February 26, 2018 through April 30, 2021, the Fund had a performance-based, or fulcrum, advisory fee. Accordingly, performance information shown below during this period reflects performance fee adjustments and would have been different if the Fund had been managed under the current advisory fee arrangement. Class A and Class Z shares of the Fund were not in operation during this period.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	• how the Fund’s performance changed from year to year over ten years; and • how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.abfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Bar Chart
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
The annual returns in the bar chart are for the Fund’s Advisor Class shares, which reflect the performance of the Accounting Survivor’s shares prior to July 26, 2016, adjusted to reflect the expenses of the Advisor Class shares.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the Fund’s: Best Quarter was up 11.71%, 2nd quarter, 2020; and Worst Quarter was down -14.01%, 1st quarter, 2020.
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For the periods ended December 31, 2021)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective April 30, 2021, the broad-based index used for comparing the Fund’s performance changed from the Markit iBoxx USD Liquid High Yield Index to the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index in connection with the elimination of a performance (fulcrum) fee arrangement for the Fund.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax Returns:–Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and– Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
AB BOND FUND, INC. | AB High Yield Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.45%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.14%
Other Expenses	rr_Component3OtherExpensesOverAssets	1.44%
Total Other Expenses	rr_OtherExpensesOverAssets	1.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.28%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.43%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%
After 1 Year	rr_ExpenseExampleYear01	$ 508
After 3 Years	rr_ExpenseExampleYear03	975
After 5 Years	rr_ExpenseExampleYear05	1,468
After 10 Years	rr_ExpenseExampleYear10	$ 2,823
1 Year	rr_AverageAnnualReturnYear01	1.65%	[4]
5 Years	rr_AverageAnnualReturnYear05	5.47%	[4]
10 Years	rr_AverageAnnualReturnYear10	7.07%	[4]
AB BOND FUND, INC. | AB High Yield Portfolio | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.45%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_Component3OtherExpensesOverAssets	1.28%
Total Other Expenses	rr_OtherExpensesOverAssets	1.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.23%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.60%
After 1 Year	rr_ExpenseExampleYear01	$ 61
After 3 Years	rr_ExpenseExampleYear03	456
After 5 Years	rr_ExpenseExampleYear05	875
After 10 Years	rr_ExpenseExampleYear10	$ 2,047
2012	rr_AnnualReturn2012	18.27%
2013	rr_AnnualReturn2013	9.12%
2014	rr_AnnualReturn2014	3.99%
2015	rr_AnnualReturn2015	(5.14%)
2016	rr_AnnualReturn2016	15.58%
2017	rr_AnnualReturn2017	6.22%
2018	rr_AnnualReturn2018	(2.41%)
2019	rr_AnnualReturn2019	14.89%
2020	rr_AnnualReturn2020	8.84%
2021	rr_AnnualReturn2021	6.48%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.01%)
1 Year	rr_AverageAnnualReturnYear01	6.48%	[5]
5 Years	rr_AverageAnnualReturnYear05	6.66%	[5]
10 Years	rr_AverageAnnualReturnYear10	7.34%	[5]
AB BOND FUND, INC. | AB High Yield Portfolio | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.45%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.02%
Other Expenses	rr_Component3OtherExpensesOverAssets	1.45%
Total Other Expenses	rr_OtherExpensesOverAssets	1.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.92%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.32%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.60%
After 1 Year	rr_ExpenseExampleYear01	$ 61
After 3 Years	rr_ExpenseExampleYear03	475
After 5 Years	rr_ExpenseExampleYear05	914
After 10 Years	rr_ExpenseExampleYear10	$ 2,136
1 Year	rr_AverageAnnualReturnYear01	6.45%	[6]
5 Years	rr_AverageAnnualReturnYear05	6.65%	[6]
10 Years	rr_AverageAnnualReturnYear10	7.34%	[6]
AB BOND FUND, INC. | AB High Yield Portfolio | Return After Taxes on Distributions | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.13%	[5],[7]
5 Years	rr_AverageAnnualReturnYear05	4.26%	[5],[7]
10 Years	rr_AverageAnnualReturnYear10	4.43%	[5],[7]
AB BOND FUND, INC. | AB High Yield Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.80%	[5],[7]
5 Years	rr_AverageAnnualReturnYear05	4.04%	[5],[7]
10 Years	rr_AverageAnnualReturnYear10	4.35%	[5],[7]
AB BOND FUND, INC. | AB High Yield Portfolio | Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.26%	[8]
5 Years	rr_AverageAnnualReturnYear05	6.28%	[8]
10 Years	rr_AverageAnnualReturnYear10	6.82%	[8]
AB BOND FUND, INC. | AB High Yield Portfolio | Markit iBoxx USD Liquid High Yield Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.48%	[8]
5 Years	rr_AverageAnnualReturnYear05	5.60%	[8]
10 Years	rr_AverageAnnualReturnYear10	5.91%	[8]

[1]
Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge, or CDSC, which may be subject to waiver in certain circumstances.

[2]	Restated to reflect current Management Fees. For more information see “Bar Chart and Performance Information” below.
[3]
The Adviser has contractually agreed to waive fees and/or to bear expenses of the Fund until January 31, 2023 to the extent necessary to prevent total Fund operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB Mutual Funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annualized basis, from exceeding 0.85%, 0.60% and 0.60% of average daily net assets, respectively, for Class A, Advisor Class and Class Z shares (“expense limitations”). The expense limitations will remain in effect until January 31, 2023 and may only be terminated or changed with the consent of the Fund’s Board of Directors. In addition, the expense limitations will be automatically extended for one-year terms unless the Adviser provides notice of termination to the Fund at least 60 days prior to the end of the period.
Any fees waived and expenses borne by the Adviser through December 31, 2019 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s total Fund operating expenses to exceed the expense limitations. For the period from February 26, 2018 through December 31, 2019, the Adviser had contractually agreed to waive fees and/or to bear expenses of the Fund to the extent necessary to prevent “Total Other Expenses,” on an annualized basis, from exceeding 0.10% of average daily net assets. Total Other Expenses means aggregate expenses incurred by the Fund, but do not include (i) advisory fees; (ii) distribution and/or service (Rule 12b‑1) fees; (iii) extraordinary expenses; (iv) interest expense; (v) acquired fund fees and expenses other than the advisory fees of any AB Mutual Funds in which the Fund may invest; (vi) expenses associated with securities sold short; (vii) taxes; and (viii) brokerage commission and other transaction costs.
[4]
For Class A shares, performance for the period prior to the Reorganization reflects the performance of the Accounting Survivor’s shares and the period from February 26, 2018 until April 30, 2021 reflects the performance of the Fund’s Advisor Class shares, adjusted to reflect the expenses of the Class A shares of the Fund. Class A shares of the Fund were in operation during the period from July 26, 2016, until February 26, 2018, and resumed operations on April 30, 2021.

[5]
For Advisor Class shares, performance for the period prior to the Reorganization reflects the performance of the Accounting Survivor’s shares, adjusted to reflect the expenses of the Advisor Class shares of the Fund. Advisor Class shares of the Fund have been in operation since July 26, 2016.

[6]
For Class Z shares, performance for the period prior to the Reorganization reflects the performance of the Accounting Survivor’s shares, which were exchanged for Class Z shares of the Fund in the Reorganization. In addition, performance for the period from February 26, 2018 until April 30, 2021 reflects the performance of the Fund’s Advisor Class shares, adjusted to reflect the expenses of the Class Z shares of the Fund. Class Z shares of the Fund were in operation during the period from July 26, 2016, until February 26, 2018, and resumed operations on April 30, 2021.

[7]	After-tax Returns: – Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[8]
Effective April 30, 2021, the broad-based index used for comparing the Fund’s performance changed from the Markit iBoxx USD Liquid High Yield Index to the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index in connection with the elimination of a performance (fulcrum) fee arrangement for the Fund.